Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 828	$ 2,874
Derivative financial instruments	1,606	6,227
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	828	2,874
Derivative financial instruments	(1,606)	(6,227)
Other Derivative Financial Instruments | Futures Contract | Buy USD | Mexican Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	10,650
Derivative financial instruments	(254)
Other Derivative Financial Instruments | Futures Contract | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		13,870
Derivative financial instruments		727
Other Derivative Financial Instruments | Futures Contract | Buy USD | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	7,000	1,900
Derivative financial instruments	81
Derivative financial instruments		(232)
Other Derivative Financial Instruments | Futures Contract | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(6,662)
Derivative financial instruments		(116)
Other Derivative Financial Instruments | Futures Contract | Buy EUR | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,749	39,223
Derivative financial instruments	(5)	(547)
Other Derivative Financial Instruments | Futures Contract | Buy EUR | Mexican Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		9,780
Derivative financial instruments		287
Other Derivative Financial Instruments | Forward | Buy USD | Chilean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	13,904	15,979
Derivative financial instruments	(10)	(29)
Other Derivative Financial Instruments | Forward | Buy USD | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		5,392
Derivative financial instruments		(71)
Other Derivative Financial Instruments | Forward | Buy USD | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,880	4,482
Derivative financial instruments		35
Derivative financial instruments	(52)
Other Derivative Financial Instruments | Forward | Buy USD | Thailand, Baht
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,482
Derivative financial instruments	(15)
Other Derivative Financial Instruments | Forward | Buy USD | Mexican Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,391	9,899
Derivative financial instruments		256
Derivative financial instruments	(44)
Other Derivative Financial Instruments | Forward | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		26,961
Derivative financial instruments		749
Other Derivative Financial Instruments | Forward | Buy USD | United Arab Emirates Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,033	133
Other Derivative Financial Instruments | Forward | Buy USD | Saudi Riyal
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,505	6,755
Derivative financial instruments	(7)	(11)
Other Derivative Financial Instruments | Forward | Buy USD | Turkish Lira
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,541
Derivative financial instruments	(12)
Other Derivative Financial Instruments | Forward | Sell USD | Argentinean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(1,000)
Derivative financial instruments		252
Other Derivative Financial Instruments | Forward | Sell USD | Thailand, Baht
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(1,698)
Derivative financial instruments	1
Other Derivative Financial Instruments | Forward | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(6,654)
Derivative financial instruments		(104)
Other Derivative Financial Instruments | Forward | Buy EUR | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	12,386	3,383
Derivative financial instruments	59
Derivative financial instruments		(13)
Other Derivative Financial Instruments | Forward | Sell Eur | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(7,984)	(18,065)
Derivative financial instruments	4	152
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	14,724
Derivative financial instruments	(286)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Egyptian Pound
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,980	8,965
Derivative financial instruments	(633)	(96)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Nigerian Naira
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,891	2,000
Derivative financial instruments	(245)	(33)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,491	176
Derivative financial instruments	14	1
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,500
Derivative financial instruments	542
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indonesia, Rupiahs
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,502
Derivative financial instruments	67
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Philippines, Pesos
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,009
Derivative financial instruments	56
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Vietnamese Dong
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	984	6,334
Derivative financial instruments	(2)	(7)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Pakistani Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	7,240
Derivative financial instruments	(38)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		(7,707)
Derivative financial instruments		37
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Indonesia, Rupiahs
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(2,275)
Derivative financial instruments	$ 4
Other Derivative Financial Instruments | Non-Delivery Forwards | Forward | Buy USD | Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD		17,682
Derivative financial instruments		$ 378